Accrued Liabilties and Other Payables	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accrued Liabilties and Other Payables [Abstract]
ACCRUED LIABILTIES AND OTHER PAYABLES

NOTE 7 — ACCRUED LIABILTIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	September 30, 2025	December 31, 2024
Accrued expenses	$231,793	$201,455
Customer deposit	(35,066)	6,349
Withholding tax payable	4,114	4,361
Independent director fee payable		20,000
Compensation payable		100,802
Amount due to Agents	16,372	—
Other payables	233,128	167,762
	$450,341	$500,729

NOTE 8 — ACCRUED LIABILTIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	December 31,
	2024	2023
Accrued expenses	$201,455	$43,633
Customer deposit	6,349	-
Withholding tax payable	4,361	7,349
Independent director fee payable	20,000	-
Compensation payable (Note 1)	100,802	144,015
Other payables	167,762	46,616
	$500,729	$241,613

Note 1:	Compensation payable represents a claim relating to an employee of the subsidiary. On April 23, 2023, a settlement agreement was entered into with the employee, with compensation payable over 12 instalments commencing April 2023.